AXA PREMIER VIP TRUST

SUPPLEMENT DATED OCTOBER 18, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED OCTOBER 7, 2013

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of AXA Premier VIP Trust (“Trust”) dated May 1, 2013, as supplemented October 7, 2013. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

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The purpose of this Supplement is to provide you with additional information regarding the Manager’s status as a commodity pool operator (“CPO”) and, in accordance with Commodity Futures Trading Commission (“CFTC”) rules and regulations, describe how the Portfolios’ net asset values are made available to shareholders.

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The eighth and ninth paragraphs in the section of the SAI entitled “Additional Investment Strategies and Risks – Derivatives” are hereby deleted in their entirety and replaced with the following information.

In addition, the Manager has claimed an exclusion (under CFTC Regulation 4.5) from the CPO definition with respect to each portfolio for which it is not currently registered as a CPO. As a result, at this time, the Manager is not registered as a CPO with respect to these portfolios and generally need not comply with the regulatory requirements otherwise applicable to a registered CPO with respect to these portfolios.

The section of the SAI entitled “Other Information” is revised to include the following information:

Availability of Net Asset Values. Each business day, the applicable Portfolios’ net asset values are transmitted electronically to shareholders (e.g., insurance companies, tax qualified-retirement plans and other eligible investors) and/or are available to shareholders upon request.

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